Income Tax Matters (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense (benefit):
Federal	$ 1,243	$ (838)	$ 1,021
State	256	34	221
Total	1,499	(804)	1,242
Deferred tax expense (benefit):
Federal	(946)	890	(891)
State	(188)	110	(200)
Total	(1,134)	1,000	(1,091)
Net provision for income taxes	$ 365	$ 196	$ 151